Share-Based Payments - Restricted Stock Unit Program (Details) - RSUs	6 Months Ended
	Jun. 30, 2024 shares kr / shares	Jun. 30, 2023 shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	452,485	281,061
Weighted average fair value per RSU granted | kr / shares	kr 2,010.05	kr 2,640.65
RSUs vested	130,579	87,719